Related party transactions and balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Expense Related To The Issuance And Or The Modification Of Warrants Held By The CEO And The VP Of The Company Related To Financing Provided [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	$ 9,424,344		$ 4,004,906
Interest Expense On Lines Of Credit Payable To The CEO And The VP Of The Company [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	1,731,665	1,644,027	1,596,667
Interest Expense Related To The Issuance And Modification Of Bonus Warrants To KWC [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	396,596
Interest Expense On Promissory Notes Issued To Relatives Of The CEO Of The Company [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	328,186	328,073	324,586
Interest Expenses On Loan Payable To Kwc [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	159,667	159,696	23,315
Accrued borrowing costs (recorded in interest expense) on loan payable to KWC [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	148,117	150,010	72,834
Stock Options Vested To Members Of The Board Of Directors And Related Parties Of The Company [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	554,598	310,857	330,437
Consulting Fees To Relatives Of The CEO Of The Company [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	340,000	130,000
Salary And Bonus Paid To The CEO Of The Company [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	249,600	249,600	274,800
Salary For Services To The VP Of The Company [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	44,900	44,671	43,532
Salary For Services As Secretary And Chief Legal Counsel Of The Company [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	8,980	8,934	8,706
Consulting Fees To The CEO Of The Company Accrued On The Line Of Credit Available To The Company [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense			124,800
Bonus To A Director Of The Company Settled With Issuance Of Ordinary Shares [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense			40,000
Rent Paid KWC [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense			$ 20,206